Derivative Liability - Schedule of Derivative Liability (Details) (10-K)	12 Months Ended
Dec. 31, 2017 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability balance, December 31, 2016
Issuance of derivative liability during the period	40,266
Change in derivative liability during the period	(40,266)
Derivative liability balance, December 31, 2017